Annual Total Returns- Victory Integrity Small Mid-Cap Value Fund (MCI) [BarChart] - MCI - Victory Integrity Small Mid-Cap Value Fund - Class Y	2012	2013	2014	2015	2016	2017	2018	2019
Total	15.18%	36.56%	5.68%	(8.76%)	22.09%	18.38%	(17.63%)	25.44%